Long - Term Debt - Credit Facilities 1 (Details) $ in Thousands		11 Months Ended	12 Months Ended
	Sep. 24, 2019 USD ($)	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 19, 2019 USD ($)
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel		19	43
Amount drawn down			$ 327,500	$ 8,125	$ 54,800
Outstanding amount			$ 912,849	$ 889,176
$52.6 Million DVB Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel			4
Line of credit facility issuance date			Jul. 18, 2017
Line of credit facility maximum borrowing capacity			$ 52,625
Line of Credit Facility, Expiration Date			Dec. 31, 2020
Line of Credit Facility, Interest Rate Description			LIBOR plus a margin
Loan margin percentage			2.85%
Outstanding amount		$ 51,063	$ 45,446
$52.6 Million DVB Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity			$ 5,500
Line of Credit Facility, Number of Repayment Instalments			4
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 267
Line of Credit Facility, Date of First Required Payment			Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 4,429
$52.6 Million DVB Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity			$ 5,500
Line of Credit Facility, Number of Repayment Instalments			4
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 267
Line of Credit Facility, Date of First Required Payment			Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 4,429
$52.6 Million DVB Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity			$ 5,800
Line of Credit Facility, Number of Repayment Instalments			4
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 267
Line of Credit Facility, Date of First Required Payment			Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 4,734
$52.6 Million DVB Credit Facility [Member] | Tranche D [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity			$ 35,800
Line of Credit Facility, Number of Repayment Instalments			4
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 1,083
Line of Credit Facility, Date of First Required Payment			Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 31,500
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date			Sep. 19, 2019
Number of loan tranches			2
Line of Credit Facility, Interest Rate Description			LIBOR plus a margin payable at each quarter end date
Loan margin percentage			3.00%
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Amount drawn down	$ 230,000
Line of Credit Facility, Number of Repayment Instalments			20
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 5,200
Line of Credit Facility, Date of First Required Payment			Dec. 12, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 126,000
Line of Credit Facility, Expiration Date			Sep. 24, 2024
Outstanding amount			$ 224,800
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity			$ 38,000
Line of Credit Facility, Number of Repayment Instalments			20
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 1,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 18,000
Existing Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding amount						$ 224,310